Stock-Based Compensation - Black-Scholes-Merton Option Pricing Model (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Share Based Compensation Arrangement by Share Based Payment Award Fair Value Assumptions and Methodology [Line Items]
Risk-free interest rate, minimum	0.91%	0.52%
Risk-free interest rate, maximum	2.70%	2.80%
Expected volatility, minimum	86.00%	58.55%
Expected volatility, maximum	95.00%	92.00%
Expected dividend yield	0.00%	0.00%
Minimum
Share Based Compensation Arrangement by Share Based Payment Award Fair Value Assumptions and Methodology [Line Items]
Expected term (in years)	7 years	4 years 15 days
Maximum
Share Based Compensation Arrangement by Share Based Payment Award Fair Value Assumptions and Methodology [Line Items]
Expected term (in years)	10 years	10 years